ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2016
ORGANIZATION AND PRINCIPAL ACTIVITIES
Consolidated financial information of the Group's VIE and their subsidiaries included in consolidated financial statements after elimination of intercompany balances and transactions within the Group

	As of	As of
	December 31,	December 31,
	2015	2016

Total assets	$227	$56
Total liabilities	$1,782	$1,557

	Year ended December 31,
	2014	2015	2016

Net revenues	$58	$5	$5
Net loss	$(725)	$(128)	$(52)

	Year ended December 31,
	2014	2015	2016

Net cash provided by (used in) operating activities	$769	$(247)	$(131)
Net cash (used in) provided by investing activities	$(895)	$44	$—
Net cash provided by financing activities	$—	$—	$—